Financial Instruments - Fair Value Estimation - Purchase Consideration Narrative (Details) £ in Millions	Oct. 21, 2015 GBP (£)	Dec. 31, 2013 USD ($)
Concordia International | Top of range
Disclosure of contingent liabilities in business combination [line items]
Cash earn-out obligation | £	£ 144
Cash earn-out obligation, time period	12 months
Pinnacle earn-out | Bottom of range
Disclosure of contingent liabilities in business combination [line items]
Contingent liability valuation factor, revenue threshold, percent		15.00%
Contingent liability valuation factor, revenue threshold		$ 25,000,000
Contingent liability valuation factor, revenue threshold, time period		10 years
Pinnacle annual payments
Disclosure of contingent liabilities in business combination [line items]
Number of additional annual payments		10
Additional annual payments, amount		$ 1,000,000